Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-10928
Entity Registrant Name	INTERTAPE POLYMER GROUP INC.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	9999 Cavendish Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Ville St. Laurent
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H4M 2X5
Contact Personnel Email Address	jcrystal@itape.com
Entity Common Stock, Shares Outstanding	59,284,947
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0000880224
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	100 Paramount Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34232
Contact Personnel Name	Jeffrey Crystal
City Area Code	941
Local Phone Number	739-7522
TORONTO STOCK EXCHANGE
Document Information [Line Items]
Title of 12(g) Security	Common Shares, without nominal or par value
Trading Symbol	ITP
OTC PINK MARKETPLACE
Document Information [Line Items]
Title of 12(g) Security	Common Shares, without nominal or par value
Trading Symbol	ITPOF